SCHEDULE OF MOVEMENTS IN THE ALLOWANCE FOR CREDIT LOSS RELATED TO CONTRACT ASSETS (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Prepaid Expenses And Other Current Assets
Balance at beginning of the year	$ 322,025	¥ 2,292,498	¥ 1,253,735
Additions	277,433	1,975,049	1,038,763
Balance at end of the year	$ 599,459	¥ 4,267,547	¥ 2,292,498